Mortgage Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Each Mortgage

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of September 30, 2013 and December 31, 2012, is as follows:

	Outstanding Principal
Property	As of September 30, 2013	As of December 31, 2012	Current Interest Rate		Maturity Date
Belle Creek Apartments	10,575	10,575	2.4	(1)	April 28, 2021
Centrepoint Apartments	17,600	17,600	3.7	(2)	January 1, 2019
Copper Mill Apartments	7,314	7,350	5.7	(3)	May 1, 2021
Crestmont Apartments	6,717	6,750	5.7	(3)	May 1, 2021
Cumberland Glen Apartments	6,867	6,900	5.7	(3)	May 1, 2021
Heritage Trace Apartments	5,473	5,500	5.7	(3)	May 1, 2021
Runaway Bay Apartments	10,238	10,238	3.6	(4)	November 1, 2022
Tresa at Arrowhead	27,500	27,500	2.4	(1)	April 28, 2021

Total /Weighted-Average	$92,284	$92,413	3.7%

(1)	Floating rate at 225 basis points over 30-day LIBOR. As of September 30, 2013, 30-day LIBOR was 0.18%. Interest only payments are due monthly.
(2)	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.
(3)	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
(4)	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of December 31, 2012, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$6,750	5.7%	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Cumberland Glen Apartments	6,900	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Copper Mill Apartments	7,350	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Heritage Trace Apartments	5,500	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Belle Creek Apartments	10,575	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Tresa at Arrowhead	27,500	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Runaway Bay Apartments	10,238	3.6	November 1, 2022	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Centrepoint Apartments	17,600	3.7	January 1, 2019	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

Total/Weighted-Average	$92,413	3.8%

Maturity of Indebtness	The following table displays the principal repayments on of our indebtedness by year:

2013	$213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975

Total	$92,413